Related party transaction: (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of related parties [Abstract]
Disclosure of detailed information about related parties [text block]
The related parties where control / significant influence exists are subsidiaries and associates. Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the entity, directly or indirectly, including any director whether executive or otherwise. Key management personnel include the board of directors and other senior management executives. The other related parties are those with whom the Group has had transaction during the years ended March 31, 2024, 2023 and 2022 are as follows:

		% of Ownership interest
Particulars	Country of incorporation	March 31, 2024	March 31, 2023
Holding Company
Infinity Satcom Universal Private Limited	India
Raju Vegesna Infotech & Industries Private Limited (Subsidiary of Infinity Satcom Universal Private Limited)	India
Ramanand Core Investment Company Private Limited (Subsidiary of Raju Vegesna Infotech & Industries Private Limited)	India
Subsidiaries
Sify Technologies (Singapore) Pte. Limited	Singapore	100	100
Sify Technologies North America Corporation	USA	100	100
Sify Data and Managed Services Limited	India	100	100
Sify Infinit Spaces Limited	India	100	100
Sify Digital Services Limited	India	100	100
Print House (India) Private Limited	India	-	100
Patel Auto Engineering Private Limited	India	100	-
SKVR Software Solution Private Limited	India	100	-
Trust controlled by KMP:	India
Raju Vegesna Foundation

Disclosure of transactions between related parties [text block]
The following is a summary of the related party transactions for the year ended March 31, 2024:

Transactions	Holding Company	Others	Key Management Personnel
Consultancy services received	-	-	300
Sitting fees paid	-	-	2,740
Salaries and other short term benefits*	-	-	79,470
Contributions to defined contribution plans*	-	-	3,392
Share based payment transactions*	-	-	2,541
Lease rentals paid**	1,369	8,594	-
CSR Contribution made	-	32,850	-
Amount of outstanding balances
6 % Non- Cumulative Compulsorily convertible preference shares#	-	500,000	-
Advance lease rentals and refundable deposits made**	-	5,600	-
Lease rentals payable**	114	685	-

All transactions between Sify Technologies Limited and its subsidiaries up to March 31, 2024 of this Annual Report have been in the ordinary course of business

The following is a summary of the related party transactions for the year ended March 31, 2023:

Transactions	Holding Company	Others	Key Management Personnel
Consultancy services received	-	-	300
Sitting fees paid	-	-	2,200
Salaries and other short term benefits*	-	-	55,930
Contributions to defined contribution plans*	-	-	2,151
Share based payment transactions*	-	-	1,901
Lease rentals paid**	1,369	8,054	-
CSR Contribution made	-	24,390	-
Amount of outstanding balances
6% Non-Cumulative compulsorily convertible preference shares s##	-	500,000	-
Advance lease rentals and refundable deposits made**	-	5,600	-
Lease rentals payable**	114	685	-

All transactions between Sify Technologies Limited and its subsidiaries up to March 31, 2023 of this Annual Report have been in the ordinary course of business

The following is a summary of the related party transactions for the year ended March 31, 2022:

Transactions	Holding Company	Associates	Others	Key Management Personnel
Consultancy services received	-	-	-	300
Sitting fees paid	-	-	-	2,000
Salaries and other short term benefits*	-	-	-	56,006
Contributions to defined contribution plans*	-	-	-	1,850
Share based payment transactions*	-	-	-	4,507
Lease rentals paid**	1,369	-	7,220	-
Preference shares issued#	-	-	500,000	-
CSR Contribution made	-	-	13,220	-
Advances given	-		-	-
Amount of outstanding balances
Advance lease rentals and refundable deposits made**	-	-	5,600	-
Lease rentals payable**	200	-	600	-